Material Accounting Policy Information - Schedule of Impact on the Statement of Income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Schedule of Impact on the Statement of Income (loss) [Abstract]
Amortization	$ (8.5)	$ (25.7)